TABLE OF CONTENTS

   USAA Family of Funds                                            1
   Message from the President                                      2
   Investment Review                                               4
   Message from the Managers                                       5
   Financial Information:
      Statement of Assets and Liabilities                          9
      Portfolio of Investments in Securities                      10
      Notes to Portfolio of Investments in Securities             26
      Statement of Operations                                     27
      Statements of Changes in Net Assets                         28
      Notes to Financial Statements                               29
================================================================================

                           IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.




                 USAA FAMILY OF FUNDS SUMMARY

         Fund                                       Minimum
       Type/Name              Volatility          Investment*

CAPITAL APPRECIATION
  Aggressive Growth           Very high            $3,000
  Emerging Markets(1)         Very high            $3,000
  First Start Growth          Moderate to high     $3,000
  Gold(1)                     Very high            $3,000
  Growth                      Moderate to high     $3,000
  Growth & Income             Moderate             $3,000
  International(1)            Moderate to high     $3,000
  S&P 500 Index(2)            Moderate             $3,000
  Science
  & Technology(5)             Very high            $3,000
  World Growth(1)             Moderate to high     $3,000


ASSET ALLOCATION
  Balanced Strategy(1)        Moderate             $3,000
  Cornerstone Strategy(1)     Moderate             $3,000
  Growth and Tax
  Strategy(3)                 Moderate             $3,000
  Growth Strategy(1)          Moderate to high     $3,000
  Income Strategy             Low to moderate      $3,000


INCOME -- TAXABLE
  GNMA                        Low to moderate      $3,000
  Income                      Moderate             $3,000
  Income Stock                Moderate             $3,000
  Short-Term Bond             Low                  $3,000


INCOME -- TAX EXEMPT
  Long-Term(3)                Moderate             $3,000
  Intermediate-Term(3)        Low to moderate      $3,000
  Short-Term(3)               Low                  $3,000
  State Bond Income(3)**      Moderate             $3,000


MONEY MARKET
  Money Market(4)             Very low             $3,000
  Tax Exempt
  Money Market(3),(4)         Very low             $3,000
  Treasury Money
  Market Trust(4)             Very low             $3,000
  State Money Market(3),(4)** Very low             $3,000

(1)Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2)S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

(3)Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4)An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(5)This Fund may be more volatile than a fund that diversifies across many industries.

* The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account.
InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.





                         MESSAGE FROM THE PRESIDENT

Every week I get a report which summarizes all of the feedback we have gotten, by mail and phone, from our shareholders and brokerage customers. We get suggestions, complaints and also some compliments each week. We look for trends which point out problems and we are always sure to respond to every one of these contacts. One in particular caught my eye on the report for the week of December 11, 1997. It said, "Shareholder notes that Mr. Roth established Income Stock Fund for grandchild born in 1995; in 1997 another grandchild was born and Mr. Roth established a Cornerstone Strategy Fund; why was investment not made in the same fund?" Fair question.

The best answer is that I think both of these funds are great vehicles for investing for a child's future, and I like variety.

The Income Stock Fund and the Cornerstone Strategy Fund both offer an investor an equity product with less volatility than the stock market alone. In the case of the Income Stock Fund, the decreased volatility comes from a heavy emphasis on companies that pay high dividends or whose dividends tend to grow. For the Cornerstone Strategy Fund, the decrease in volatility comes from a combination of domestic value stocks, real estate stocks, foreign stocks and U.S. government bonds. In any given year either of these funds could be more volatile than the S&P 500 Index,(1) but both have long-term records(2) which indicate those will be unusual occurrences.

This combination of risk and reward appeals to me. I have friends who argue pursuasively that a more aggressive fund would be better for a long-term investment like this. If you only consider return, I suspect they are correct, but I am doing what I advise our customers to do. I am asking myself, "What are you comfortable with?" My answer is either of these two funds is appropriate. So far, Karl Joseph Marbach and Katharine Sophia Broyles are doing just fine. Maybe their parents will only have to worry about the last two or three years of college.

Sincerely,


Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


(Photograph of the President, Michael J. C. Roth, CFA, appears here.)

(1)The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

(2)Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.


For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses please call for a prospectus. Read it carefully before you invest.





                                INVESTMENT REVIEW

GROWTH STRATEGY FUND

OBJECTIVE: To seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and, secondarily, income.


                                                      5/31/97         11/30/97
        Net Assets.............................  $193.9 MILLION   $229.4 MILLION
        Net Asset Value Per Share..............       $13.10           $13.62

        AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/97
        May 31, 1997 to November 30, 1997..............................   4.49%+
        1 Year.........................................................  10.63%
        Since inception on September 1, 1995...........................  17.40%

        + Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of aninvestment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 9/1/95 through 11/30/97. The data points from the graph are as follows:

Year              USAA Growth              S&P 500
                  Strategy Fund             Index
                  -------------             -----

9/01/95              10,000                10,000
12/95                10,650                11,049
06/96                12,385                12,163
12/96                13,007                13,584
06/97                14,289                16,382
11/97                14,381                17,809


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.



                       MESSAGE FROM THE MANAGERS

[Photograph of the Portfolio Managers appears here:   David  G.  Peebles,   CFA
(International Stocks), W. Travis Selmier, II, CFA (International Stocks), David
G. Parsons, CFA (Allocation Manager, Large Cap Stocks), John K. Cabell, Jr., CFA (Small Cap Stocks), Paul H. Lundmark, CFA (Bonds), Pamela K. Bledsoe, CFA (Money Market Instruments), Eric M. Efron, CFA (Small Cap Stocks), and Albert C. Sebastian, CFA (International Stocks).]

Fund  Overview
Through an asset allocation strategy encompassing domestic and international stocks as well as bonds, the Growth Strategy Fund seeks to remove the growth investor's asset allocation burden.

Large Capitalization Stocks
The large capitalization sector of the Fund generally purchases out-of-favor growth stocks. The Fund is heavily overweighted in technology, healthcare, oil services, and trucking. Within healthcare, the Fund has large concentrations in biotechnology, pharmaceuticals, and medical products. In the technology sector, the Fund has large positions in semiconductor, networking, semiconductor equipment, and disc drive manufacturers. For the six-month reporting period, trucking and oil services performed very well; however, both healthcare and technology were down. Our technology companies had performed extremely well through August, but the ramifications of the currency crisis in the Far East wreaked havoc upon them in the Fall. Nevertheless, in both the healthcare and technology areas we are invested in the companies of the future that, over time, may have the potential to generate strong revenue growth rates. The fact that they are down makes them even more attractive to us. Indeed, if we did not own them, we would begin buying these companies now. Large capitalization stocks comprised 29% of the Fund's net assets on November 30, 1997.

Small Capitalization Stocks
The small capitalization sector of the Fund focuses on investing in rapidly growing companies, that are innovative and are on the leading edge of change. We are buying companies that are in position to take advantage of long-term social and economic trends. To qualify for purchase for the Fund, these companies must have market capitalizations of less than $1 billion.

Small capitalization equities are a high-risk, high-return investment. Investors who are able to accept the short-term volatility of these stocks are likely to be rewarded over the long term because of potential superior earnings growth. While rapid growth, small capitalization opportunities exist in many industry sectors, the Fund has made its largest investments in technology, communications, energy, and healthcare.

During the six-month period that ended on November 30, 1997, small capitalization stocks returned to favor and provided good investment returns. Following this trend, the small capitalization sector of the Fund generated very good returns versus the S&P 500 Index.(1) At the end of the investment period, small capitalization stocks accounted for 27.8% of the Fund's net assets.

International Stocks
The international sector of the Fund again produced a good return versus international indices, but below that of the S&P 500 Index. Over the past six months, European markets provided favorable returns because of earnings growth, falling interest rates, and corporate restructuring. However, beginning in July of this year, a series of currency devaluations in Asia pushed many Far Eastern markets to record lows. Globally, this had negative implications in other emerging markets. Further, Asia's currency crisis, combined with problems within the banking system, negatively affected the Japanese stock market.

We continue to favor European markets because of their economic and political stability, favorable valuations, and more predictable earnings growth. Divergence in emerging markets should continue as most Asian markets remain weak while many Latin, Eastern European, and other markets are likely to recover sooner. We remain negative on Japan and feel that it offers only selective opportunities. At the end of the reporting period, international stocks made up 19.8% of the Fund's net assets.

Bonds
The bond component of the Fund is included to lower volatility and provide current income. Our philosophy is that no one can consistently predict whether interest rates are heading up or down over time. As a result, there will be no dramatic change in the maturity of the portfolio in an effort to time the market. The emphasis remains on bonds that represent value in terms of risk and total return.

Since the last report, we have been reducing our exposure in lower-rated corporates and mortgage pass-through securities that carry high coupons. We have replaced those securities with instruments that are AAA-rated and are not as interest rate sensitive as mortgage pass-throughs.

Within the Fund's bond portion, the best performing holdings were: Comcast Cable Communications, Time Warner, and Kmart. Our investments in higher coupon pass-throughs underperformed because of fears of large prepayments. At of the end of the reporting period, bonds comprised 19.3% of the Fund's net assets.

Money Market Instruments
With the Fund's emphasis on growth, this investment category is used for the temporary investment of cash prior to transitioning into more permanent investments in stocks and bonds. It can also serve as a liquidity reserve when needed. Investments are made in the highest quality money market instruments, usually U.S. Government Agencies' obligations. Money market instruments constituted less than 4% of the Fund's net assets on November 30, 1997.

Performance
During the six months ended November 30, 1997, the Fund returned 4.49%.(2) This was below the performance of the S&P 500 Index. The main problems were in the large capitalization sector which was down and the international sector which was up only marginally. Small capitalization stocks had outstanding returns. The managers continue to believe that over the course of a market cycle this compilation of management styles and assets may provide competitive returns with less volatility than the average growth fund.

(1) The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

(2) Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.


  TOP 10 EQUITY HOLDINGS
     (% OF NET ASSETS)

Pharmacia & Upjohn        2.1
Cisco Systems             1.2
CNF Transportation        1.1
Transocean Offshore       1.0
American Home Products     .9
Amgen                      .9
Halliburton                .9
Motorola                   .9
Ascend Communications      .8
Caliber System             .8


           TOP 10 INDUSTRIES
           (% OF NET ASSETS)

Oil & Gas - Drilling/Equipment           7.1
Drugs                                    3.8
Computer Software & Service              3.7
Biotechnology                            3.6
Banks - Major Regional                   3.5
Computer - Networking                    3.4
Electronics - Semiconductors             3.4
Medical Products & Supplies              3.0
Communication - Equipment Manufacturers  2.9
Real Estate Investments Trusts           2.9


A pie chart is shown here depicting the Asset Allocation as of November 30, 1997 of the USAA Growth Strategy Fund to be: Large Cap Stocks - 29.0%*, Small Cap Stocks - 27.8%*, Money Market Instruments - 3.8%*, Bonds - 19.3%*, International Stocks - 19.8%*.


* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.


Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 10 for a complete listing of the Portfolio of Investments in Securities.




Growth Strategy Fund
Statement of Assets and Liabilities
(In Thousands)

November 30, 1997
(Unaudited)



Assets
   Investments in securities, at market value (identified cost of $206,414)                  $  228,627
   Cash                                                                                              82
   Cash denominated in foreign currencies (identified cost of $382)                                 339
   Receivables:
      Capital shares sold                                                                           169
      Dividends and interest                                                                        824
      Securities sold                                                                               908
   Unrealized appreciation on foreign currency contracts held, at value                               1
                                                                                             ----------
         Total assets                                                                           230,950
                                                                                             ----------
Liabilities
   Securities purchased                                                                           1,268
   Capital shares redeemed                                                                           77
   USAA Investment Management Company                                                               144
   USAA Transfer Agency Company                                                                      26
   Accounts payable and accrued expenses                                                             30
                                                                                             ----------
         Total liabilities                                                                        1,545
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $  229,405
                                                                                             ==========
Represented by:
   Paid-in capital                                                                           $  201,824
   Accumulated undistributed net investment income                                                  856
   Accumulated net realized gain on investments                                                   4,555
   Net unrealized appreciation of investments                                                    22,213
   Net unrealized depreciation on foreign currency translations                                     (43)
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $  229,405
                                                                                             ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                               16,845
                                                                                             ==========
   Net asset value, redemption price, and offering price per share                           $    13.62
                                                                                             ==========


See accompanying notes to financial statements.




Growth Strategy Fund
Portfolio of Investments in Securities

November 30, 1997
(Unaudited)
                                         Market
    Number                                Value
   of Shares           Security           (000)
   ---------           --------            ---

             International Stocks (19.8%)
              Argentina (0.2%)
       7,900  Banco Rio de La Plata
               S.A. ADR *              $      99
       3,800  Disco S.A. ADS *               136
       2,160  IRSA Inversiones y
               Representaciones
               S.A. GDS                       66
       2,500  Telefonica de Argentina
               S.A. ADR                       83
------------------------------------------------
                                             384
------------------------------------------------

              Australia (0.5%)
      35,000  Broken Hill Proprietary
               Co. Ltd.                      321
      30,000  CSL Ltd.                       197
      40,000  Pasminco Ltd.                   41
     145,000  Telstra Corp. Ltd. *           272
      46,578  Woodside Petroleum Ltd.        334
------------------------------------------------
                                           1,165
------------------------------------------------

              Austria (0.5%)
       2,307  Austria Mikro Systeme
               International AG              139
       4,087  Boehler Uddeholm AG            276
       9,757  VA Stahl AG                    361
       2,750  VA Technologie AG              414
------------------------------------------------
                                           1,190
------------------------------------------------

              Belgium (0.2%)
         310  Colruyt S.A.                   159
       4,500  Union Miniere S.A. *           324
------------------------------------------------
                                             483
------------------------------------------------

              Brazil (0.7%)
   4,130,000  Companhia Energetica
               de Minas Gerais (Cemig)
               (Preferred)                   201
      11,000  Multicanal Participacoes
               S.A ADS (Preferred) *          52
      12,500  Panamerican Beverages,
               Inc. "A"                      428
   1,200,000  Petroleo Brasileiro S.A.
               (Preferred)                   262
   2,600,000  Telebras PN S.A.
               (Preferred)                   271
       8,000  Uniao de Bancos Brasileiros
               S.A. (Unibanco) GDR *         230
      11,000  Usinas Siderurgicas
               de Minas Gerais S.A.
               (Preferred)                    71
------------------------------------------------
                                           1,515
------------------------------------------------

              Canada (1.1%)
      15,500  Alliance Forest
               Products, Inc. *              249
      26,000  Anderson
               Exploration Ltd. *            241
       5,200  Cadillac Fairview Corp. *      123
       5,600  Canadian National
               Railway Co.                   289
      21,100  Canadian Occidental
               Petroleum Ltd.                471
      41,200  National Bank of Canada        605
      12,000  OSF, Inc. *                     84
       3,000  St. Laurent
               Paperboard, Inc. *             38
      18,600  Suncor, Inc.                   613
------------------------------------------------
                                           2,713
------------------------------------------------

              Chile (0.2%)
       3,290  Compania de Telefonos
               de Chile ADR                   89
       5,900  Distribucion y Servicio
               D & S S.A. ADS                103
       3,000  Sociedad Quimica y
               Minera de Chile
               S.A. ADS                      138
------------------------------------------------
                                             330
------------------------------------------------

              China (0.1%)
      85,000  Cosco Pacific Ltd.              59
     354,000  Jiangsu Expressway
               Co. Ltd. *                     69
      55,000  New World
               Infrastructure Ltd. *         109
------------------------------------------------
                                             237
------------------------------------------------

              Czech Republic (0.1%)
       2,800  Komercni Banka A.S. GDR         35
         900  SPT Telecom A.S. *              95
------------------------------------------------
                                             130
------------------------------------------------

              Denmark (0.9%)
       6,800  Carli Gry International A/S    385
       8,400  ISS International Service
               System A/S "B" *              282
      18,200  SAS Danmark A/S                276
       3,000  Tele Danmark A/S "B"           179
      16,400  Tele Danmark A/S ADS           490
       6,100  Unidanmark A/S                 431
------------------------------------------------
                                           2,043
------------------------------------------------

              Egypt (0.1%)
       4,400  Suez Cement Co.
               S.A.E. GDS                     89
------------------------------------------------

              Finland (0.3%)
       7,000  Nokia Corp. ADS                582
       1,220  Raision Tehtaat *              140
       3,500  Rauma OY                        61
------------------------------------------------
                                             783
------------------------------------------------

              France (1.5%)
       1,300  Accor S.A.                     246
      10,700  Bouygues Offshore
               S.A. ADR                      241
      10,800  Coflexip ADS                   537
      13,600  Elf Aquitaine ADS              779
       3,800  Eramet Group                   151
       1,550  Essilor International          432
       2,000  ISIS S.A. *                    225
       4,400  Louis Dreyfus Citrus           129
       8,200  Renault S.A. *                 230
       3,000  Simco S.A.                     213
       6,600  Valeo S.A.                     436
------------------------------------------------
                                           3,619
------------------------------------------------

              Germany (0.8%)
       6,500  Bayer AG                       241
       5,900  Leica Camera AG                133
      16,000  Rofin-Sinar
               Technologies, Inc. *          236
       1,200  SAP AG                         349
         550  SAP AG (Preferred)             169
         500  Singulus Technologies AG *      22
       9,340  Veba AG                        555
------------------------------------------------
                                           1,705
------------------------------------------------

              Hong Kong (0.2%)
     205,000  Amoy Properties Ltd.           176
       7,000  Asia Satellite
               Telecommunications
               Holdings Ltd. ADR             148
      30,000  CITIC Pacific Ltd.             120
      17,000  Hutchison Whampoa Ltd.         113
------------------------------------------------
                                             557
------------------------------------------------

              Hungary (0.2%)
       7,000 Magyar Tavkozlesi RT.
               (MATAV) ADS *                 142
      10,000  Mol Magyar Olaj-Es
               Gazipari GDS                  210
       2,000  OTP Bank GDR *                  62
------------------------------------------------
                                             414
------------------------------------------------

              India (0.2%)
      10,000  Arvind Mills Ltd. GDS *         23
       7,250  Hindalco Industries
               Ltd. GDR                      163
       5,500  Larsen & Toubro Ltd. GDR        54
       9,300  Videsh Sanchar Nigam
               Ltd. GDR                      123
------------------------------------------------
                                             363
------------------------------------------------

              Indonesia (0.1%)
     118,000  PT Astra
               International, Inc.            62
      60,000  PT HM Sampoerna                 80
      10,000  PT Jaya Real Property            1
------------------------------------------------
                                             143
------------------------------------------------

              Israel (0.3%)
       5,100  Blue Square - Israel Ltd. ADS * 50
      10,400  ECI Telecommunications  Ltd.   283
       6,900  Teva Pharmaceutical
               Industries Ltd. ADR           341
------------------------------------------------
                                             674
------------------------------------------------

              Italy (0.9%)
       8,300  ENI S.p.A. ADS                 482
      33,000  Erg S.p.A. *                   125
       9,300  Gucci Group N. V. *            378
      10,300  Instrumentation
               Laboratory S.p.A. ADS *        21
      68,000  Italgas S.p.A.                 262
       6,400  SAES Getters S.p.A. ADR         66
     582,000  SEAT S.p.A. *                  231
     452,000  SEAT S.p.A. Savings *          117
     110,000  Telecom Italia S.p.A. *        434
------------------------------------------------
                                           2,116
------------------------------------------------

              Japan (2.5%)
      13,000  Bridgestone Corp.              282
      19,000  Canon, Inc.                    459
      16,000  Daibiru Corp.                  157
      40,000  Hitachi Ltd.                   284
       5,000  Hoya Corp.                     153
       7,000  Ito-Yokado Co. Ltd.            316
       6,000  Justsystem Corp.                66
      12,900  Laox Co. Ltd.                  101
      40,000  Minebea Co. Ltd.               445
      40,000  Mitsubishi Heavy
               Industries Ltd.               157
      13,000  Namco                          416
       2,300  Nichiei Co. Ltd.               252
         800  Nippon Television Network      258
      65,000  NKK Corp.                       66
      26,000  Nomura Securities Co. Ltd.     322
           9  NTT Data Communications
               Systems Corp.                 437
      34,000  Sekisui Chemical Co. Ltd.      248
      27,000  Shiseido Co. Ltd.              366
       6,000  Sony Corp.                     512
      26,000  Terumo Corp.                   407
      13,000  Yamada Denki Co.               122
              MBL International
               Finance (Bermuda)
               Trust, Convertible
               Notes, $200,000 par,
               3.00%, 11/30/02               212
------------------------------------------------
                                           6,038
------------------------------------------------

              Malaysia (0.1%)
      14,000  Edaran Otomobil
               Nasional Bhd                   32
------------------------------------------------

              Mexico (0.4%)
      89,000  Controladora Comercial
               Mexicana, S.A. de C.V.         97
      11,599  Desc, Sociedad de
               Fomento Industrial,
               S.A. de C.V. ADS              436
       8,700  Empresas Ica Sociedad
               Controladora, S.A.
               de C.V. ADR                   135
      12,000  Tubos de Acero
               de Mexico, S.A. ADS *         265
------------------------------------------------
                                             933
------------------------------------------------

              Netherlands (1.0%)
       4,700  Akzo Nobel N.V.                827
       5,200  Benckiser N.V. "B" ADR *       181
         700  Brunel International N.V. *     13
       3,940  EVC International N.V.          92
       9,500  ING Group N.V.                 386
       2,550  Oce-van der Grinten N.V.       291
       5,000  Philips Electronics N.V.       335
       1,360  Simac Techniek N.V. *          155
      14,000  Verenigd Besit VNU             335
------------------------------------------------
                                           2,615
------------------------------------------------

              Norway (0.5%)
      86,000  Christiania Bank og
               Kreditkasse                   310
      19,000  Nycomed ASA, Series A          493
       7,300  Nycomed ASA, Series B          183
      14,700  Schibsted ASA                  249
------------------------------------------------
                                           1,235
------------------------------------------------

              Peru (0.1%)
       4,700  Telefonica del Peru S.A.
               "B" ADS                        99
------------------------------------------------

              Philippines (0.1%)
     300,000  SM Prime Holdings, Inc.         47
------------------------------------------------

              Poland (0.1%)
      17,000  Elektrim S.A.                  163
      13,000  Polifarb Cieszyn-Wroclaw
               S.A.                           53
       4,333  Polifarb Cieszyn-Wroclaw
               S.A. "D" *                     18
------------------------------------------------
                                             234
------------------------------------------------

              Portugal (0.5%)
      10,000  Banco Totta E Acores S.A.      189
       1,200  Brisa-Auto Estradas de
               Portugal S.A. *                37
      16,300  Cimentos de Portugal S.A.      413
      12,500  Portugal Telecom S.A. ADS *    573
------------------------------------------------
                                           1,212
------------------------------------------------

              Russia (0.3%)
       3,800  LUKoil ADR                     306
       5,500  Mosenergo ADR *                197(a)
     691,000  Unified Energy Systems *       156
------------------------------------------------
                                             659
------------------------------------------------

              Singapore (0.2%)
      35,000  DBS Land Ltd.                   60
     200,000  Kay Hian James Capel
               Holdings Ltd.                  88
      53,600  Overseas Union Bank Ltd.       210
      30,000  Singapore Land Ltd.             88
------------------------------------------------
                                             446
------------------------------------------------
              South Africa (0.1%)
       4,600  South African
               Breweries Ltd.                113
------------------------------------------------

              Spain (0.5%)
       5,700  Corporacion Bancaria
               de Espana S.A. *              353
       5,200  Corporacion Mapfre, S.A.       254
       6,000  Telefonica de Espana
               S.A. ADR                      519
------------------------------------------------
                                           1,126
------------------------------------------------

              Sweden (0.7%)
      17,620  Autoliv, Inc. SDR              673
       1,400  Munters AB *                    14
      21,900  NK Cityfastigheter AB *        160
       3,600  Nordbanken AB                  128
      21,900  Swedish Match AB *              74
      18,000  Volvo AB                       480
------------------------------------------------
                                           1,529
------------------------------------------------

              Switzerland (0.8%)
         346  Novartis AG                    553
       1,800  Selecta Group AG *             241
         220  SGS Group AG                   411
         809  Sulzer AG P.C.                 535
       1,300  Tag Heuer
               International S.A. *          126
      24,200  Tag Heuer International
               S.A. ADR *                    239
------------------------------------------------
                                           2,105
------------------------------------------------

              Taiwan (0.1%)
     205,000  China Steel Corp.              150
     161,000  Far Eastern Department
               Store, Ltd.                   157
      13,000  Microtek
               International, Inc. *          15
------------------------------------------------
                                             322
------------------------------------------------

              Turkey (0.1%)
   2,031,527  Yapi Ve Kredi
               Bankasi A.S.                   63
------------------------------------------------

              United Kingdom (2.4%)
     102,000  Avis Europe plc                265
      41,900  Billiton plc *                 103
      20,500  British Borneo
               Petroleum plc                 153
      33,000  Cadbury Schweppes plc          343
     190,000  Cookson Group plc              658
      97,700  Corporate Services
               Group plc                     342
      11,300  DFS Furniture Co. plc          111
       4,000  Doncasters plc ADS *           104
      41,400  EMI Group plc                  312
      17,000  Harvey Nichols plc              66
      40,200  Ionica Group plc *              81
     140,000  LucasVarity plc                449
     119,000  Medeva plc                     402
      36,000  National Westminster
               Bank plc                      546
      31,900  Reuters Holdings plc           360
      81,000  Safeway plc                    443
     105,000  Tomkins plc                    534
      85,000  WPP Group plc                  379
------------------------------------------------
                                           5,651
------------------------------------------------

              Venezuela (0.1%)
       4,700  Compania Anonima
               Nacional Telefonos
               de Venezuela ADS              186
------------------------------------------------

              Other Holdings (0.1%)
      90,000  Central European
               Growth Fund plc  *             91
------------------------------------------------

              Total international stocks
               (cost: $41,719)            45,389
------------------------------------------------


            Small Cap Stocks (27.8%)
              Advertising / Marketing (0.3%)
      15,950  Lamar Advertising Co. "A" *    490
      24,860  Obie Media Corp. *             230
------------------------------------------------
                                             720
------------------------------------------------

              Aerospace/Defense (0.6%)
      15,000  AAR Corp.                      578
      12,500  Aviation Sales Co. *           446
      10,000  Kellstrom Industries, Inc. *   262
       8,800  Triumph Group, Inc. *          286
------------------------------------------------
                                           1,572
------------------------------------------------

              Air Freight (0.1%)
       5,000  Kitty Hawk, Inc. *              88
------------------------------------------------

              Asset Backed Financings (0.4%)
      12,000  IMC Mortgage Co. *             161
      10,000  Sirrom Capital Corp.           440
      16,500  Southern Pacific
               Funding Corp. *               204
------------------------------------------------
                                             805
------------------------------------------------

              Auto Parts (0.4%)
      20,100  Aftermarket
               Technology Corp. *            412
      11,600  Dura Automotive
               Systems, Inc. *               306
      12,300  Stoneridge, Inc. *             207
------------------------------------------------
                                             925
------------------------------------------------

              Banks - Major Regional (0.5%)
       8,400  Bank of the Ozarks, Inc. *     179
       5,000  Bank United Corp.              210
       5,775  Columbia Banking
               Systems, Inc. *               156
      10,000  First International
               Bancorp, Inc. *               136
      15,000  Hamilton Bancorp, Inc. *       422
------------------------------------------------
                                           1,103
------------------------------------------------

              Beverages - Alcoholic (0.3%)
       4,700  Beringer Wine
               Estates Holdings *            153
      10,000  The Robert
               Mondavi Corp. *               474
------------------------------------------------
                                             627
------------------------------------------------

              Biotechnology (1.0%)
       5,600  Affymetrix, Inc. *             192
      10,000  Arqule, Inc. *                 206
       6,300  CN Biosciences, Inc. *         151
       5,000  Gilead Sciences, Inc. *        173
      10,000  Human Genome
               Sciences, Inc. *              410
       5,000  IDEC Pharmaceuticals
               Corp. *                       175
       5,900  Med Immune, Inc. *             226
      10,000  Protein Design Labs, Inc. *    420
       7,000  SangStat Medical Corp. *       244
------------------------------------------------
                                           2,197
------------------------------------------------

              Broadcasting
                Radio & TV (0.9%)
       7,000  Emmis Broadcasting Corp. *     315
       9,100  Gray Communications
               Systems, Inc. *               233
       2,974  Hearst - Argyle Television *    87
      15,000  Heftel Broadcasting Corp. *  1,108
       4,800  Univision Communications,
               Inc. *                        320
------------------------------------------------
                                           2,063
------------------------------------------------

              Building Material Group (0.2%)
       5,500  Barnett, Inc. *                112
       4,300  Comfort Systems USA, Inc. *     73
       6,000  Service Experts, Inc. *        163
------------------------------------------------
                                             348
------------------------------------------------


              Chemicals - Specialty (0.2%)
      20,300  NuCo2, Inc. *                  235
       5,600  Zoltek Companies, Inc. *       208
------------------------------------------------
                                             443
------------------------------------------------

              Communication - Equipment
                Manufacturers (1.2%)
       2,200  Advanced Fibre
               Communications, Inc. *         57
      16,874  Brightpoint, Inc. *            271
      20,000  Datum, Inc. *                  377
       9,500  Harmonic Lightwaves, Inc. *    124
       5,000  Innova Corp. *                  88
      30,000  Macrovision Corp. *            420
       5,100  Network General Corp. *         96
       9,500  Ortel Corp. *                  170
       6,000  REMEC, Inc. *                  140
       3,400  Sawtek, Inc. *                  99
       6,500  Spectrian Corp. *              133
      16,600  ViaSat, Inc. *                 255
      22,300  Yurie Systems, Inc. *          555
------------------------------------------------
                                           2,785
------------------------------------------------

              Computer - Hardware (0.3%)
      12,200  JetFax, Inc. *                  85
      16,300  Melita International Corp. *   151
      10,000  Sandisk Corp. *                245
       5,200  SCM Microsystems, Inc. *       135
------------------------------------------------
                                             616
------------------------------------------------

              Computer - Networking (0.1%)
      18,500  International
               Network Services *            333
------------------------------------------------

              Computer - Peripherals (0.1%)
       6,900  Box Hill Systems Corp. *        81
      10,000  Komag, Inc. *                  200
------------------------------------------------
                                             281
------------------------------------------------

              Computer Software
                & Service (2.6%)
      16,200  Aspect Development, Inc. *     691
       3,482  Avant Corp. *                   83
      13,500  Axiom, Inc. *                   81
      15,300  Best Software, Inc. *          159
       7,400  Broderbund Software, Inc. *    215
      10,900  CCC Information Services
               Group, Inc. *                 207
      16,300  Complete Business
               Solutions, Inc. *             554
       5,000  ENVOY Corp. *                  154
      32,500  Geotel Communications
               Corp. "A" *                   589
      13,000  H. T. E., Inc. *               237
       1,000  HNC Software, Inc. *            32
       6,500  Intelligroup, Inc. *           120
      23,000  International
               Telecommunication Data
               Systems, Inc. *               600
       5,700  Logility, Inc. *                79
      14,500  Mapics, Inc. *                 161
       1,700  New Era of Networks, Inc. *     22
      16,400  Omega Research, Inc. *          84
      18,800  Omtool, Ltd. *                 198
      19,700  Pervasive Software, Inc. *     158
       4,000  Phoenix International
               Ltd., Inc. *                   78
      10,000  Pixar, Inc. *                  232
      12,500  PLATINUM
               Technology, Inc. *            325
      11,700  QAD, Inc. *                    184
      13,000  Rational Software Corp. *      132
       2,000  Security Dynamics
               Technologies, Inc. *           68
       5,000  Simulation Sciences, Inc. *     90
      30,000  XcelleNet, Inc. *              377
------------------------------------------------
                                           5,910
------------------------------------------------

              Containers - Paper (0.1%)
      10,000  Ivex Packaging Corp. *         200
------------------------------------------------

              Drugs (0.2%)
      10,000  Jones Medical
               Industries, Inc.              330
       2,300  Kendle International, Inc. *    35
------------------------------------------------
                                             365
------------------------------------------------

              Electrical Equipment (0.1%)
      10,800  Advanced Lighting
               Technologies, Inc. *          227
       4,500  Power-One, Inc. *               74
------------------------------------------------
                                             301
------------------------------------------------

              Electronics -
                Instrumentation (1.0%)
      13,100  Brooks Automation, Inc. *      278
      12,500  CFM Technologies, Inc. *       231
      20,000  Cymer, Inc. *                  384
      11,500  Etec Systems, Inc. *           526
      33,500  HMT Technology Corp. *         440
      10,000  Photronics, Inc. *             477
       2,400  Speedfam
               International, Inc. *          62
       6,000  Thermo Optek Corp. *           103
------------------------------------------------
                                           2,501
------------------------------------------------

              Electronics -
                Semiconductors (0.8%)
       5,200  3DFX Interactive, Inc. *        85
       8,200  Applied Micro
               Circuits Corporation *         90
       8,500  Benchmarq
               Microelectronics, Inc. *      155
      11,400  Faroudja, Inc. *                80
       5,000  Lattice Semiconductors Corp. * 282
      10,900  Pericom Semiconductor Corp. *   87
       5,900  Qlogic Corp. *                 195
      13,400  RF Micro Devices, Inc. *       189
      10,000  TranSwitch Corp. *              94
       6,000  Triquint Semiconductor,
               Inc. *                        120
       4,500  Vitesse Semiconductor
               Corp. *                       201
      21,000  Zoran Corp. *                  360
------------------------------------------------
                                           1,938
------------------------------------------------

              Engineering &
                Construction (0.2%)
       7,500  Amerilink Corp. *              188
       9,300  Dycom Industries, Inc. *       209
       7,600  Willbros Group, Inc. *         133
------------------------------------------------
                                             530
------------------------------------------------

              Entertainment (0.1%)
      10,000  Ballantyne of Omaha, Inc. *    184
       7,200  TSI International
               Software Ltd. *                73
------------------------------------------------
                                             257
------------------------------------------------

              Equipment -
                Semiconductors (0.5%)
       9,200  Cerprobe Corp. *               164
      12,700  Electroglas, Inc. *            241
      16,000  EMCORE Corp. *                 300
      25,000  Integrated Process
               Equipment Corp. *             538
------------------------------------------------
                                           1,243
------------------------------------------------

              Finance - Consumer (0.5%)
      20,000  FIRSTPLUS Financial
               Group, Inc. *                 762
      10,500  NCO Group, Inc. *              398
------------------------------------------------
                                           1,160
------------------------------------------------

              Finance - Diversified (0.1%)
      12,700  Medallion Financial Corp.      273
------------------------------------------------

              Foods (0.3%)
      15,000  Authentic Specialty
               Foods, Inc. *                 148
       8,500  Suiza Foods Corp. *            495
------------------------------------------------
                                             643
------------------------------------------------

              Healthcare - Diversified (0.5%)
      19,000  PAREXEL
               International Corp. *         656
      13,800  Superior Consultant, Inc. *    412
------------------------------------------------
                                           1,068
------------------------------------------------

              Healthcare - HMOs (0.1%)
       5,000  United Dental Care, Inc. *      64
------------------------------------------------

              Healthcare - Specialized
                Services (0.5%)
       5,000  Advance Paradigm, Inc. *       148
       5,000  Atria Communities, Inc. *       84
       6,000  Medquist, Inc. *               156
       3,000  Pediatrix Medical
               Group, Inc. *                 133
       4,800  PMR Corp. *                    110
      15,000  Renal Care Group, Inc. *       476
------------------------------------------------
                                           1,107
------------------------------------------------

              Home Furnishings &
                Appliances (0.2%)
      10,000  Ethan Allen Interiors Inc.     385
------------------------------------------------

              Homebuilding (0.1%)
       5,000  Crossmann
               Communities, Inc.             114
------------------------------------------------

              Hospital (0.2%)
      18,900  National Surgery
               Centers, Inc. *               473
------------------------------------------------

              Insurance - Multi-Line
                Companies (0.1%)
       8,700  Keystone Automotive
               Industries, Inc. *            202
------------------------------------------------

              Insurance -
                Property/Casualty (0.4%)
       5,000  Executive Risk, Inc.           325
      12,000  Nationwide
               Financial Services, Inc. *    410
       3,000  Paula Financial, Inc. *         67
       7,200  Penn-America Group, Inc.       133
------------------------------------------------
                                             935
------------------------------------------------

              Internet Services (0.1%)
      17,100  Preview Travel, Inc. *         158
      16,600  Sportsline USA, Inc. *         131
------------------------------------------------
                                             289
------------------------------------------------

              Investment
                Banks / Brokerage (0.1%)
       6,000  Hambrecht &
               Quist Group *                 230
------------------------------------------------

              Investment Companies (0.1%)
       8,000  Affiliated Managers
               Group, Inc. *                 200
------------------------------------------------

              Leisure Time (0.3%)
      15,000  Action Performance
               Companies, Inc. *             435
      12,100  Penn National
               Gaming, Inc. *                139
------------------------------------------------
                                             574
------------------------------------------------

              Lodging/Hotel (0.3%)
       5,000  Doubletree Corp. *             220
      15,000  Signature Resorts, Inc. *      401
       5,000  Suburban Lodges of
               America, Inc. *               122
------------------------------------------------
                                             743
------------------------------------------------

              Machinery - Diversified (0.1%)
       1,800  JLK Direct
               Distribution, Inc. *           51
       4,400  RDO Equipment Co. *             77
------------------------------------------------
                                             128
------------------------------------------------

              Manufacturing -
                Specialized (0.1%)
       6,900  United States Filter Corp.*    216
------------------------------------------------

              Medical Products
                & Supplies (0.5%)
       7,000  Gulf South Medical
               Supply, Inc. *                228
       6,000  Henry Schein, Inc. *           212
       5,000  Marquette Medical
               Systems, Inc. *               113
      10,000  NCS HealthCare, Inc. *         266
      13,400  Ocular Sciences, Inc. *        338
         800  Perclose, Inc. *                16
       5,700  Seamed Corp. *                  95
       4,500  Urologix, Inc. *                90
------------------------------------------------
                                           1,358
------------------------------------------------

              Nursing Care (0.1%)
      10,000  Centennial
               HealthCare Corp. *            212
------------------------------------------------

              Office Equipment
                & Supplies (0.1%)
       8,000  Daisytek International
               Corp. *                       314
------------------------------------------------

              Oil & Gas - Drilling/
                Equipment (3.4%)
       7,000  Bayard Drilling Tech, Inc. *   129
       3,500  Carbo Ceramics, Inc. *         116
      10,000  Cliffs Drilling Co. *          555
       6,000  Dril - Quip, Inc. *            180
      12,000  Falcon Drilling Co., Inc. *    387
      24,800  Friede Goldman
               International, Inc. *         738
      14,800  Gulf Islands
               Fabrication Inc. *            327
       5,900  Gulfmark Offshore, Inc. *      206
      22,800  Halter Marine Group, Inc. *    636
       6,600  Hanover Compressor Co. *       139
       9,600  IRI International Corp. *      155
      18,600  National-Oilwell, Inc. *       589
      11,100  NS Group, Inc. *               208
      26,800  Patterson Energy, Inc. *       985
       4,600  Superior Energy
               Services, Inc. *               49
       3,500  Transcoastal Marine
               Services, Inc. *               68
      16,000  Trico Marine Services, Inc. *  445
      13,300  UNIFAB International, Inc. *   269
      10,000  UTI Energy Corp. *             280
      18,000  Varco International, Inc. *    921
       9,000  Veritas DGC, Inc. *            360
------------------------------------------------
                                           7,742
------------------------------------------------

              Oil & Gas - Exploration
                & Production (0.2%)
      15,000  Hvide Marine, Inc. "A" *       424
       5,000  Stone Energy Corp. *           144
------------------------------------------------
                                             568
------------------------------------------------

              Railroads / Shipping (0.1%)
      10,000  MotivePower
               Industries, Inc. *            265
------------------------------------------------

              Real Estate Investment
                Trusts (0.3%)
      10,000  Alexandria Real Estate
               Equities, Inc.                311
       1,600  LaSalle Partners, Inc. *        55
       7,500  Prentiss Properties Trust      194
       9,200  Vistana, Inc. *                204
------------------------------------------------
                                             764
------------------------------------------------

              Restaurants (0.4%)
      15,000  Landry's Seafood
               Restaurants, Inc. *           422
       3,500  Logan's Roadhouse, Inc. *       62
       6,300  Papa John's
               International, Inc. *         210
      12,100  PJ America, Inc. *             166
------------------------------------------------
                                             860
------------------------------------------------

              Retail - Food (0.1%)
       5,000  Dominick's
               Supermarkets, Inc. *          194
------------------------------------------------

              Retail - General
                Merchandising (0.1%)
       7,500  Dollar Tree Stores, Inc. *     312
------------------------------------------------

              Retail - Specialty (1.0%)
      13,000  99 Cents Only Stores *         469
       4,500  Abercrombie & Fitch Co. *      135
       3,000  Alrenco, Inc. *                 48
      10,000  Cost Plus World Market *       331
      18,000  Garden Ridge Corp. *           274
       7,000  Guitar Center, Inc. *          152
       9,800  Hibbett Sporting
               Goods, Inc. *                 270
       2,100  N2K, Inc. *                     41
       8,700  Party City Corp. *             248
       3,500  Petco Animal
               Supplies, Inc. *              103
      10,300  Rental Service Corp. *         259
------------------------------------------------
                                           2,330
------------------------------------------------

              Retail - Specialty Apparel (0.6%)
      10,000  Coldwater Creek, Inc. *        310
      19,200  Delia's, Inc. *                453
       6,300  Gadzooks, Inc. *               176
       7,000  Just For Feet, Inc. *          118
       5,400  K&G Men's Center, Inc. *       103
       8,000  Paul Harris Stores, Inc. *     169
------------------------------------------------
                                           1,329
------------------------------------------------

              Services - Commercial
                & Consumer (1.8%)
      24,000  Altron, Inc. *                 378
      11,500  Armor Holdings, Inc. *         129
       5,000  Carriage Services, Inc. *       97
      15,600  Checkfree Corp. *              408
      26,300  Credit Management
               Solutions, Inc. *             329
      10,000  Equity Corp. International *   214
      14,200  F.Y.I., Inc. *                 337
       6,000  Fine Host Corp. *              176
      14,900  Globecomm Systems, Inc. *      190
       5,200  Industrial Distribution
               Group, Inc. *                 100
       7,700  IntelliQuest Information
               Group, Inc. *                 115
      17,200  International Manufacturing
               Services, Inc. "A" *          174
       9,800  International Total
               Services, Inc. *              152
       7,500  Learning Tree
               International, Inc.           187
       9,200  Market Facts, Inc. *           162
       1,300  Maximus, Inc. *                 31
       7,500  Merix Corp. *                  111
       5,000  MSC Industrial Direct Co. *    194
      16,600  Novacare Employee
               Services, Inc. *              149
      14,400  OutSource
               International, Inc. *         193
      14,200  PRT Group, Inc. *              190
       3,600  Staff Leasing, Inc. *           80
------------------------------------------------
                                           4,096
------------------------------------------------

              Services - Computer
                Systems (0.2%)
      11,200  EFTC Corp. *                   167
       9,400  Mastech Corp. *                275
------------------------------------------------
                                             442
------------------------------------------------

              Services - Data
                Processing (0.2%)
       5,400  Computer Horizons Corp. *      178
       6,300  Network Solutions, Inc. "A" *  103
       9,100  Pegasus Systems, Inc. *        162
       4,500  SCB Computer
               Technology, Inc. *             83
         900  Syntel, Inc. *                  10
------------------------------------------------
                                             536
------------------------------------------------

              Services - Facilities &
                Environment (0.1%)
       6,500  Cornell Corrections, Inc. *    114
       5,000  Wackenhut Corp. "B"             99
------------------------------------------------
                                             213
------------------------------------------------

              Telecommunications -
                Cellular/Wireless (0.2%)
      20,500  Aerial Communications,
               Inc. *                        186
      11,800  Omnipoint Corp. *              249
------------------------------------------------
                                             435
------------------------------------------------

              Telecommunications -
                Long Distance (0.6%)
      15,000  Concentric Network Corp. *     154
      23,000  General
               Communication, Inc. *         157
       6,200  ITC DeltaCom, Inc. *            88
       7,000  IXC Communications, Inc. *     243
       4,500  Pacific Gateway
               Exchange, Inc. *              175
       9,900  Premiere Technologies,
               Inc. *                        236
       7,000  SmartTalk TeleServices,
               Inc. *                        150
       7,400  STAR Telecommunications,
               Inc. *                        213
       3,400  Startec Global
               Communications Corp. *         54
      10,000  Tel-Save Holdings, Inc. *      216
------------------------------------------------
                                           1,686
------------------------------------------------

              Telephones (0.5%)
       4,500  Intermedia Communications
               of Florida, Inc. *            223
       1,500  McLeod, Inc. *                  56
       4,500  Metromedia Fiber
               Network, Inc.                  76
       4,500  NEXTLINK Communications,
               Inc. "A" *                     91
       8,000  Powertel, Inc. *               155
       3,800  Teleport Communications
               Group, Inc. *                 186
       9,800  Winstar Communications,
               Inc. *                        259
------------------------------------------------
                                           1,046
------------------------------------------------

              Textiles - Apparel (0.2%)
       5,000  Cutter & Buck, Inc. *           92
      19,000  North Face, Inc. *             413
------------------------------------------------
                                             505
------------------------------------------------

              Tobacco (0.1%)
       2,600  800-JR Cigar, Inc. *            72
------------------------------------------------

              Truckers (0.2%)
       1,900  C. H. Robinson
               Worldwide, Inc. *              40
       5,000  Coach USA, Inc. *              139
       5,000  Heartland Express, Inc. *      118
       6,000  Jevic Transportation, Inc. *    99
------------------------------------------------
                                             396
------------------------------------------------

              Waste Management (0.5%)
      12,800  American Disposal
               Services, Inc. *              456
       7,500  Casella Waste
               Systems, Inc. *               152
       7,100  Eastern Environmental
               Services, Inc. *              168
       3,000  Superior Services, Inc. *       71
       3,000  Waste Industries, Inc. *        60
      12,000  Waterlink, Inc. *              225
------------------------------------------------
                                           1,132
------------------------------------------------

              Total small cap stocks
               (cost: $48,901)            63,762
------------------------------------------------



            Large Cap Stocks (29.0%)
              Airlines (0.4%)
      34,650  Southwest Airlines Co.         847
------------------------------------------------

              Biotechnology (2.7%)
      40,000  Amgen, Inc. *                2,045
      20,000  Biogen, Inc. *                 700
      30,000  Centocor, Inc. *             1,305
      55,000  Chiron Corp. *               1,000
      40,000  Genzyme Corp. *              1,073
       1,200  Genzyme Tissue Repair
               Division Corp. *                9
------------------------------------------------
                                           6,132
------------------------------------------------

              Communication - Equipment
                Manufacturers (1.3%)
      31,500  Motorola, Inc.               1,980
      40,000  Pairgain
               Technologies, Inc. *          945
------------------------------------------------
                                           2,925
------------------------------------------------

              Computer - Hardware (0.2%)
       8,400  Gateway 2000, Inc. *           240
      20,000  Micron Electronics, Inc. *     222
------------------------------------------------
                                             462
------------------------------------------------

              Computer - Networking (3.2%)
      40,000  3Com Corp. *                 1,450
      73,000  Ascend
               Communications, Inc. *      1,821
      55,000  Cabletron Systems, Inc. *    1,265
      33,000  Cisco Systems, Inc. *        2,846
------------------------------------------------
                                           7,382
------------------------------------------------

              Computer - Peripherals (1.1%)
      35,000  Quantum Corp. *                932
      40,000  Seagate Technology, Inc. *     907
      35,000  Western Digital Corp. *        707
------------------------------------------------
                                           2,546
------------------------------------------------

              Computer Software
                & Service (0.4%)
      30,000  Intuit, Inc. *                 906
------------------------------------------------

              Drugs (2.7%)
      15,400  Dura Pharmaceuticals, Inc. *   676
      15,000  Ivax Corp. *                   106
      30,000  Mylan Laboratories, Inc.       665
     140,000  Pharmacia & Upjohn, Inc.     4,725
------------------------------------------------
                                           6,172
------------------------------------------------

              Electronics -
                Instrumentation (0.3%)
      17,000  KLA Instruments Corp. *        659
------------------------------------------------

              Electronics -
                Semiconductors (2.3%)
      70,000  Advanced Micro
               Devices, Inc. *             1,527
       9,066  Analog Devices, Inc. *         284
      10,000  Intel Corp.                    776
      24,500  LSI Logic Corp. *              570
      57,000  Micron Technology, Inc. *    1,418
      16,200  Texas Instruments, Inc.        798
------------------------------------------------
                                           5,373
------------------------------------------------

              Equipment -
                Semiconductors (1.8%)
      42,000  Applied Materials, Inc. *    1,386
      40,900  Lam Research Corp. *         1,252
      21,200  Novellus Systems, Inc. *       798
      20,200  Teradyne, Inc. *               663
------------------------------------------------
                                           4,099
------------------------------------------------

              Finance - Consumer (0.6%)
      50,000  Advanta Corp.                1,425
------------------------------------------------

              Gaming Companies (0.3%)
      27,200  International Game
               Technology, Inc.              680
------------------------------------------------

              Healthcare - Diversified (1.3%)
      30,000  American Home
               Products Corp.              2,096
       7,100  Warner-Lambert Co.             993
------------------------------------------------
                                           3,089
------------------------------------------------

              Healthcare - HMOs (0.7%)
      20,000  Pacificare Health
               Systems, Inc. *             1,030
      10,000  United HealthCare Corp.        521
------------------------------------------------
                                           1,551
------------------------------------------------

              Insurance - Life/Health (0.5%)
      15,000  Aetna, Inc.                  1,131
------------------------------------------------

              Manufacturing -
                Diversified
                Industries (0.4%)
      18,700  Hillenbrand Industries, Inc.   833
------------------------------------------------

              Medical Products
                & Supplies (2.0%)
      23,100  Bausch & Lomb, Inc.            915
      36,100  Boston Scientific Corp. *    1,631
      20,000  St. Jude Medical, Inc. *       593
      59,000  United States
               Surgical Corp.              1,556
------------------------------------------------
                                           4,695
------------------------------------------------

              Oil & Gas - Drilling/
                Equipment (3.3%)
      24,800  Baker Hughes, Inc.           1,038
      40,000  Ensco International, Inc. *  1,430
      38,600  Halliburton Co.              2,082
      10,000  Tidewater, Inc.                561
      50,000  Transocean Offshore, Inc.    2,372
------------------------------------------------
                                           7,483
------------------------------------------------

              Restaurants (0.4%)
      20,000  Lone Star Steakhouse
               & Saloon, Inc. *              373
      15,000  Outback Steakhouse, Inc. *     449
------------------------------------------------
                                             822
------------------------------------------------

              Services - Data
                Processing (0.2%)
      20,000  First Data Corp.               566
------------------------------------------------

              Shoes (0.3%)
      15,000  Nike, Inc. "B"                 730
------------------------------------------------

              Truckers (2.6%)
      33,500  Caliber System, Inc.         1,790
      59,200  CNF Transportation, Inc.     2,575
      21,100  Consolidated
               Freightways Corp. *           330
       2,000  Roadway Express, Inc.           54
      32,400  Ryder System, Inc.           1,177
------------------------------------------------
                                           5,926
------------------------------------------------

              Total large cap stocks
               (cost: $63,779)            66,434
------------------------------------------------



     Principal
      Amount
       (000)
        ---

                   Bonds (19.3%)
     $ 2,000  Capital One Financial
               Corporation, 7.25%,
               12/01/03                    2,008
       1,000  Comcast Cable
               Communications, Inc.,
               8.13%, 5/01/04              1,065
       1,000  Corporacion Andina
               de Fomento, Bonds
               (Venezuela), 7.10%,
               2/01/03                     1,006
       2,000  Federal National  Mortgage
               Association  REMIC,
               9.00%,  11/18/24            2,152
       1,993  Federal National Mortgage
               Association REMIC,
               9.50%, 9/18/23              2,167
       1,000  First Industrial LP,
               7.60%, 5/15/07              1,053
       2,000  First Union Commercial
               Mortgage Trust II,
               6.60%, 11/18/29             2,003
       2,000  FIRSTPLUS Home Loan
               Owner Trust, 7.08%,
               7/10/17                     2,045
     $ 2,000  FIRSTPLUS Home Loan
               Owner Trust, 6.62%,
               9/10/15                     1,992
       1,000  Franchise Finance Corp.
               of America, Senior Notes,
               7.00%, 11/30/00             1,015
       2,000  Giddings & Lewis, Inc.,
               Notes, 7.50%, 10/01/05      2,039
       2,048  Government National
               Mortgage Association,
               6.50%, 10/20/25             2,010
       2,390  Government National
               Mortgage Association,
               7.00%, 6/20/26              2,391
       1,935  Government National
               Mortgage Association,
               7.50%, 10/20/26             1,967
       1,000  Great Atlantic & Pacific
               Tea, Inc., Senior Notes,
               7.70%, 1/15/04              1,044
       1,000  Health Care Property
               Investors, Inc., Senior
               Notes, 6.50%, 2/15/06         980
       2,000  HUBCO, Inc.,
               8.20%, 9/15/06              2,148
       1,000  Kmart Corp., Debentures,
               7.95%, 2/01/23                969
       2,000  MacSaver Financial
               Services, Inc., Notes,
               7.40%, 2/15/02              2,015
       1,000  Merita Bank Ltd.,
               Subordinated Note
               (Finland), 6.50%, 1/15/06     987
       1,000  Pulte Corp., Senior Notes,
               7.00%, 12/15/03             1,010
       1,000  RJR Nabisco, Inc., Notes,
               8.00%, 7/15/01              1,029
       1,000  Security Capital Pacific
               Trust, Notes, 7.15%,
               10/15/03                    1,016
       2,000  Tele-Communications, Inc.,
               Senior Notes, 8.25%,
               1/15/03                     2,112
     $ 1,000  Time Warner, Inc., Notes,
               7.48%, 1/15/08              1,045
       1,000  Washington Real Estate
               Investment Trust, Senior
               Notes, 7.25%, 8/13/06       1,035
       2,000  WMX Technologies, Inc.,
               6.38%, 12/01/03             1,956
       2,000  WorldCom, Inc., Senior
               Notes, 7.55%, 4/01/04       2,091
------------------------------------------------

              Total bonds
               (cost: $43,323)            44,350
------------------------------------------------



           Money Market Instrument (3.8%)
       8,695  Federal Home Loan Bank,
               5.60%, 12/01/97
               (cost: $8,692)              8,692
------------------------------------------------

              Total investments
               (cost: $206,414)        $ 228,627
================================================


---------------------
*Non-income producing.


                                    Portfolio Summary by Industry
                                    -----------------------------

                        U.S. Government & Agency Issue                      8.4%
                        Oil & Gas - Drilling/Equipment                      7.1
                        Drugs                                               3.8
                        Computer Software & Service                         3.7
                        Biotechnology                                       3.6
                        Banks - Major Regional                              3.5
                        Computers - Networking                              3.4
                        Electronics - Semiconductors                        3.4
                        Medical Products & Supplies                         3.0
                        Communication - Equipment Manufacturers             2.9
                        Real Estate Investment Trusts                       2.8
                        Truckers                                            2.8
                        Broadcasting Radio & TV                             2.5
                        Services - Commercial & Consumer                    2.4
                        Equipment - Semiconductors                          2.3
                        Asset Backed Financings                             2.1
                        Finance - Consumer                                  2.0
                        Healthcare - Diversified                            1.8
                        Telecommunications - Long Distance                  1.8
                        Telephones                                          1.8
                        Retail - Specialty                                  1.5
                        Auto Parts                                          1.4
                        Electronics - Instrumentation                       1.4
                        Waste Management                                    1.3
                        Computer - Peripherals                              1.2
                        Manufacturing - Specialized                         1.2
                        Home Furnishings & Appliances                       1.0
                        Retail - Food                                       1.0
                        Other                                              24.6
                                                                           ----
                                                                           99.7%
                                                                           ====



Growth Strategy Fund
Notes to Portfolio of Investments in Securities

November 30, 1997
(Unaudited)

General Notes
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap Stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small Cap Stocks have market capitalizations of less than $1 billion at the time of purchase.

ADS/ADR -- American Depositary Shares/Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR -- Global Depositary Shares/Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

Specific Notes
(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.


See accompanying notes to financial statements.




Growth Strategy Fund
Statement of Operations
(In Thousands)

Six-month period ended November 30, 1997
(Unaudited)



Net investment income:
   Income (net of foreign taxes withheld of $37):
      Dividends                                                                                 $   727
      Interest                                                                                    1,543
                                                                                                -------
         Total income                                                                             2,270
                                                                                                -------
   Expenses:
      Management fees                                                                               854
      Transfer agent's fees                                                                         285
      Custodian's fees                                                                              111
      Postage                                                                                        50
      Shareholder reporting fees                                                                     14
      Trustees' fees                                                                                  2
      Registration fees                                                                              73
      Professional fees                                                                              15
      Other                                                                                           1
                                                                                                -------
         Total expenses                                                                           1,405
                                                                                                -------
            Net investment income                                                                   865
                                                                                                -------
Netrealized  and  unrealized  gain on  investments  and  foreign  currency:  Net realized gain (loss) on:
      Investments                                                                                 6,129
      Foreign currency transactions                                                                  (3)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                                   225
      Translation of assets and liabilities in foreign currencies                                   (41)
                                                                                                -------
            Net realized and unrealized gain                                                      6,310
                                                                                                -------
Increase in net assets resulting from operations                                                $ 7,175
                                                                                                =======

See accompanying notes to financial statements.




Growth Strategy Fund
Statements of Changes in Net Assets
(In Thousands)

Six-month period ended November 30, 1997
and Year ended May 31, 1997
(Unaudited)

                                                                             11/30/97           5/31/97
                                                                             --------           -------
From operations:
   Net investment income                                                    $     865        $    1,927
   Net realized gain on investments                                             6,129               955
   Net realized loss on foreign currency transactions                              (3)               (4)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                 225            11,018
      Foreign currency translations                                               (41)               (2)
                                                                            ---------         ---------
      Increase in net assets resulting from operations                          7,175            13,894
                                                                            ---------         ---------
Distributions to shareholders from:
   Net investment income                                                       (1,063)           (1,215)
                                                                            ---------         ---------
   Net realized gains                                                              (4)           (3,874)
                                                                            ---------         ---------
From capital share transactions:
   Proceeds from shares sold                                                   45,197           138,121
   Shares issued for dividends reinvested                                       1,061             4,982
   Cost of shares redeemed                                                    (16,882)          (45,175)
                                                                            ---------         ---------
      Increase in net assets from capital share transactions                   29,376            97,928
                                                                            ---------         ---------
Net increase in net assets                                                     35,484           106,733
Net assets:
   Beginning of period                                                        193,921            87,188
                                                                            ---------         ---------
   End of period                                                            $ 229,405         $ 193,921
                                                                            =========         =========
Undistributed net investment income included in net assets:
   Beginning of period                                                      $   1,057         $     338
                                                                            =========         =========
   End of period                                                            $     856         $   1,057
                                                                            =========         =========
Change in shares outstanding:
   Shares sold                                                                  3,155            11,224
   Shares issued for dividends reinvested                                          75               412
   Shares redeemed                                                             (1,185)           (3,679)
                                                                            ---------         ---------
      Increase in shares outstanding                                            2,045             7,957
                                                                            =========         =========



See accompanying notes to financial statements.




Growth Strategy Fund
Notes to Financial Statements

November 30, 1997
(Unaudited)

(1)   Summary of Significant Accounting Policies
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation -- The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting for investments in passive foreign investment companies, reclassifications were made to the statement of assets and liabilities at May 31, 1997 to increase accumulated undistributed net investment income and to decrease accumulated net realized gain on investments by $10,776.

C. Investments in securities -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations -- The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)   Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of its total assets at NationsBank's borrowing rate plus a markup. During the six-month period ended November 30, 1997, the Fund had no borrowings under either of these agreements.

(3)   Distributions
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4)   Investment Transactions
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 1997 were $73,602,535 and $52,991,596, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1997 was $36,709,182 and $14,495,997, respectively.

(5)   Foreign Currency Contracts
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1997, the terms of open foreign currency contracts were as follows (in thousands):



                                       U.S. Dollar                        U.S. Dollar      Unrealized
  Exchange        Currency to be       Value as of    Currency to be       Value as of    Appreciation
    Date             Delivered          11/30/97         Received           11/30/97     (Depreciation)
    ----             ---------          --------         --------           --------      ------------
12/01/97        1,302 Belgian Franc      $   36       36 U.S. Dollar          $  36            $ -
12/01/97     40,664 Indonesian Rupiah        11       11 U.S. Dollar             11              -
12/01/97     23,229 Indonesian Rupiah         6        6 U.S. Dollar              6              -
12/01/97      11 Netherlands Guilder          5        5 U.S. Dollar              5              -
12/01/97          29 U.S. Dollar             29       41 Swiss Franc             29              -
12/01/97           9 U.S. Dollar              9      46 Finnish Markka            9              -
12/01/97          41 U.S. Dollar             41   81 Netherlands Guilder         41              -
12/02/97     28,832 Indonesian Rupiah         8        8 U.S. Dollar              8              -
12/03/97       7 Netherlands Guilder          4        4 U.S. Dollar              4              -
12/03/97          49 U.S. Dollar             49    71 Australian Dollar          49              -
12/03/97          44 U.S. Dollar             44    65 Australian Dollar          44              -
12/03/97          64 U.S. Dollar             64      38 British Pound            65              1
12/03/97          15 U.S. Dollar             15       21 Swiss Franc             15              -
12/03/97          52 U.S. Dollar             52     276 Finnish Markka           52              -
12/04/97          48 U.S. Dollar             48    70 Australian Dollar          48              -
12/09/97          68 U.S. Dollar             68   849 Austrian Schilling         68              -
                                          -----                                ----             --
                                         $  489                               $ 490            $ 1
                                          =====                                ====             ==


(6)   Transactions with Manager
A. Management fees -- The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended November 30, 1997 was $3,380.

(7)   Transactions with Affiliates
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8)   Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:

                                        Six-month                                       Nine-month
                                      Period Ended              Year Ended             Period Ended
                                      November 30,                May 31,                 May 31,
                                          1997                     1997                    1996 *
                                          ----                     ----                    ----

Net asset value at
   beginning of period                 $    13.10               $    12.74                $  10.00
Net investment income                         .05                      .15                     .11(b)
Net realized and
   unrealized gain                            .54                      .77                    2.66
Distributions from net
   investment income                         (.07)                    (.12)                   (.03)
Distributions of realized
   capital gains                              -                       (.44)                    -
                                       ----------               ----------                --------
Net asset value at
   end of period                       $    13.62               $    13.10                $  12.74
                                       ==========               ==========                ========
Total return (%) **                          4.49                     7.73                   27.76
Net assets at end
   of period (000)                     $  229,405               $  193,921                $ 87,188
Ratio of expenses to
   average net assets (%)                    1.24(a)                  1.31                    1.66(a)
Ratio of net investment
   income to average
   net assets (%)                             .76(a)                  1.46                    1.34(a)
Portfolio turnover (%)                      24.18                    62.50                   40.21
Average commission rate
   paid per share +                    $    .0072               $    .0197                $  .0072


  * Fund commenced operations September 1, 1995
 ** Assumes  reinvestment of all dividend income and capital gain  distributions during the period.
  + Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.